Financial instruments - Contractual maturity analysis for financial liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 103,487	$ 130,545
Interim production financing	92,448
Other long-term liabilities	3,283
Borrowings	626,516	$ 866,603
Finance lease obligations	6,589
Financial liabilities	859,661
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	103,487
Interim production financing	92,448
Finance lease obligations	3,362
Financial liabilities	226,540
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities	3,283
Finance lease obligations	3,187
Financial liabilities	45,955
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance lease obligations	40
Financial liabilities	445,093
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance lease obligations	0
Financial liabilities	142,073
Senior unsecured convertible debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	183,198
Senior unsecured convertible debentures | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	8,225
Senior unsecured convertible debentures | 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	16,450
Senior unsecured convertible debentures | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	16,450
Senior unsecured convertible debentures | After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	142,073
Term facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	470,656
Term facility | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	19,018
Term facility | 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	23,035
Term facility | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	428,603
Term facility | After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0